Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of amounts recognized in net loss

	Year Ended December 31,

	2021	2020	2019

Current tax expense

Current year	157,303	(295,709)	181,895

Changes in estimates related to prior years	–	–	–

	157,303	(295,709)	181,895

Deferred tax expense (recovery)

Origination and reversal of temporary differences	(13,161,689)	(10,744,803)	(6,261,674)

Change in unrecognized deferred income tax assets	11,339,580	10,076,594	3,569,361

	(1,822,109)	(668,209)	(2,692,313)

Tax expense (recovery)	$(1,664,806)	$(963,918)	$(2,510,418)

Summary of reconciliation of effective tax rate

	Year Ended December 31,

	2021	2020	2019

Loss before taxes	$(46,364,119)	$(35,824,882)	$(30,405,252)

Statutory income tax rate 1	27%	27%	27%

Income tax recovery at statutory rate	(12,518,312)	(9,672,718)	(8,209,418)

Increase (decrease) in taxes resulting from:

Change in deferred tax assets not recognized	11,339,580	10,076,594	3,569,361

Foreign tax rate and other foreign tax differences	(2,089,761)	(2,293,503)	(1,015,536)

Change in enacted rates	608,064	(58,050)	–

Share issuance costs and other	(828,082)	126,247	49,210

Non-deductible transaction costs	38,776	424,828	2,664,789

Other non-deductible items	1,784,929	432,684	431,176

Tax expense (recovery)	$(1,664,806)	$(963,918)	$(2,510,418)

1	Comprised of the Canadian Federal effective corporate tax rate of 15.0% and blended provincial tax rates.

Summary of significant components of the company's deferred income tax asset (liabilities)
The significant components of the Company’s deferred income tax asset (liabilities) are as follows:

	At December 31, 2020	Recovery/ (expense) through earnings	Recovery/ (expense) through equity	Recovery/ (expense) through OCI	At December 31, 2021

Property and equipment	$261,661	$(195,977)	$–	$2,575	$68,259

Intangible assets	(5,012,355)	1,415,370	–	73,801	(3,523,184)

Loans and accrued liabilities	(1,714,850)	1,471,654	–	(1,816)	(245,012)

Share issuance costs	27,453	25,467	–	–	52,920

Foreign exchange	–	(6,765)	–	24	(6,741)

Non-capital losses/net operating losses	2,269,186	(887,640)	–	(18,845)	1,362,701

Total	$(4,168,905)	$1,822,109	$–	$55,739	$(2,291,057)

	At December 31, 2019	Acquired in business combinations	Recovery/ (expense) through earnings	Recovery/ (expense) through equity	Recovery/ (expense) through OCI	At December 31, 2020

Property and equipment	$–	$(376)	$263,436	$–	$(1,399)	$261,661

Intangible assets	(5,321,008)	(1,136,429)	1,280,692	–	164,390	(5,012,355)

Loans and accrued liabilities	(1,696,435)	–	(41,233)	24,000	(1,182)	(1,714,850)

Share issuance costs	–	–	27,453	–	–	27,453

Foreign exchange	(39,533)	–	39,533	–	–	0

Non-capital losses/net operating losses	3,202,361	–	(901,672)	–	(31,503)	2,269,186

Total	$(3,854,615)	$(1,136,805)	$668,209	$24,000	$130,306	$(4,168,905)

Summary of deferred tax assets not recognized and tax losses carried forward

	Year Ended December 31,

	2021	2020

Net operating losses - United States	$77,415,498	$55,395,751

Non-capital losses - Canada	68,018,286	45,619,846

Foreign tax losses	157,602	865,599

Investment tax credits and research and development expenditures	6,603,163	6,603,287

Property and equipment	948,765	753,467

Share issuance costs	6,510,677	1,282,965

Other	2,046,890	1,922,194

	$161,700,881	$112,443,109